Note 7 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2021
Gain (Loss) on Contract Termination	$ 15,984,253	$ (0)	$ (0)	$ 15,984,253
Amortization of Fair Value of Below-market Time Charters Acquired		2,626,130	4,954,176	$ 11,368,879
Below Market Time Charters Acquired, Noncurrent		$ 0	$ 2,626,130
Fair Value, Inputs, Level 2 [Member] | M/V "Marcos V" [Member]
Below Market Time Charters, Fair Value						$ 17,691,698
Fair Value, Inputs, Level 2 [Member] | M/V Emmanuel P [Member]
Below Market Time Charters, Fair Value					$ 15,759,241
Fair Value, Inputs, Level 2 [Member] | M/V Rena P [Member]
Below Market Time Charters, Fair Value					$ 12,540,206